RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

The accounts payable owed to our related parties as of June 30, 2024 and December 31, 2023 was $5,678 and $50,881, respectively, and was comprised of employee reimbursements for June 30, 2024 and expense reports, contractor payments and board fees for December 31, 2023.

The accrued payroll owed to our executives and staff as of June 30, 2024 and December 31, 2023 was $91,479 and $367,230, respectively, inclusive of bonuses.

On May 11, 2023, we executed a 12-month consulting agreement with Jason Harward (“Consultant”), the owner of Stand and nephew of Matt Harward, MGO’s former Chief Marketing Officer. The consulting agreement compensation terms were $350,000 payable in two installments, the first installment was paid in September 2023 and second installment was paid in January 2024. The compensation terms included 15,000 restricted stock units awarded on January 31, 2024 which vest over the remaining life of the consulting agreement. The Company recognized $51,587 of stock-based compensation for the six months ended June 30, 2024 and $123,914 for the year ended December 31, 2023.

On April 2, 2024, the Board of Directors (the “Board”) of MGO, at the recommendation of the Compensation Committee (the “Committee”), approved an increase in the base salary of Ms. Dana Perez, the Company’s Chief Financial Officer, from $165,000 to $200,000 per annum. This salary increase is effective as of April 2, 2024. In addition, the Board approved an increase in the annual cash bonus which Ms. Perez will be entitled to receive based on her and the Company’s continued satisfaction of a combination of personal and Company’s goals. The annual cash bonus has been increased from ‘up to 20%’ to ‘up to 25%’ of Ms. Perez’s base salary. The Board also approved the immediate granting of 5,000 restricted stock units (“RSUs”) in accordance with the MGO 2022 Equity Incentive Plan (the “Plan”). Subject to any acceleration provisions contained in the Plan or any other written agreement authorized by the Committee governing the terms of this award, these RSUs will vest on the one-year anniversary of their grant date, or April 2, 2025.

NOTE 7 – RELATED PARTY TRANSACTIONS

The Company borrowed $39,642 from and paid $21,976 to our Chairman and CEO, Maximiliano Ojeda, for the year ended December 31, 2022. The Company borrowed $5,914 from and paid $3,000 to our Chief Brand Officer, Virginia Hilfiger, for the year ended December 31, 2022. The Company borrowed $0 and paid $52,404 to Mr. Ojeda, $23,844 to Mr. Groves and $47,602 to Ms. Hilfiger for the year ended December 31, 2023. These borrowings did not have a fixed maturity date or stated rate of interest. As of December 31, 2023 and December 31, 2022, the balance of loans payable to Mr. Ojeda, Mr. Groves and Ms. Hilfiger was $0 and $123,850, respectively.

The accounts payable owed to our Chairman and CEO as of December 31, 2023 and December 31, 2022 was $423 and $0, respectively.

The accounts payable owed to our Chief Brand Officer and Director as of December 31, 2023 and December 31, 2022 was $0 and $11,600, respectively, for monthly rent expense paid by Virginia Hilfiger.

The accounts payable owed to our Chief Operating Officer as of December 31, 2023 and December 31, 2022 was $0 and $10,933, respectively.

The accounts payable owed to our Board of Directors as of December 31, 2023 and December 31, 2022 was $32,547 and $0, respectively for quarterly board fees.

The accounts payable owed to our employees and consultants as of December 31, 2023 and December 31, 2022 was $17,911 and $0, respectively, for expense reports and contractor expenses.

During the year ended December 31, 2023 and 2022, related party imputed interest was $0 and $13,420, respectively. The imputed interest was recorded as interest expense and an increase in additional paid-in capital based on a rate of 12%.

The accrued payroll owed to our CEO, COO, Chief Brand Officer and employees and contractors as of December 31, 2023 and December 2022 was $367,230 and $764,050, respectively, inclusive of bonuses.

On May 11, 2023, we executed a 12-month consulting agreement with Jason Harward (“Consultant”), the owner of Stand and nephew of Matt Harward, MGO’s former Chief Marketing Officer. See Note 14. $150,000 was paid in cash to the Consultant, $70,000 was accrued in selling, general, administrative expense and $109,679 related to stock-based compensation expense for the fair value of the 15,000 restricted stock units awarded per the consulting agreement were recorded as of December 31, 2023.